Defined benefit plans (Detail 9) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Increase / (decrease) in defined benefit obligation
Rate of pension increase	0.00%	0.00%
Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (2,462)	$ (2,365)
Decrease by 50 basis points	2,790	2,668
Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	255	248
Decrease by 50 basis points	(256)	(246)
Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	1,947	1,894
Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	374	334
Decrease by 50 basis points	(374)	(334)
Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 1,381	$ 1,315